Income taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income taxes [Abstract]
Schedule of Effective Income Tax Rate Reconciliation

The following table reconciles the U.S. statutory rates to the Company's effective tax rate for the years ended December 31, 2013, 2012 and 2011:

	Year ended December 31,
	2013	2012	2011
U.S. Statutory rates	34.0%	34.0%	34.0%
Foreign income not recognized in USA	(34.0)	(34.0)	(34.0)
China income taxes	25.0	25.0	25.0
Impact of tax rate in other jurisdiction	(5.6)	(3.0)	-
Tax exemption	-	-	(12.5)
Valuation allowance	2.1	1.0	-
Tax on disposal of Honesty Group (a)	-	-	21.2
Other (b)	1.7	11.0	0.5
Effective income taxes	23.2%	34.0%	34.2%

Notes:

(a)	According to the Circular on the State Administration of Taxation on Strengthening the Management of EIT Collection of Proceeds from Equity Transfers by Non-Resident Enterprises (Guoshuihan [2009] No. 698) ("Circular 698"), a non-PRC Tax Resident Enterprise is subject to the PRC EIT on the taxable gain arising from a sale of transfer of any intermediate offshore company which directly or indirectly holds an interest, including any assets, subsidiaries, or other forms of business operations, in the PRC at a rate of 10%, or otherwise stipulated in an applicable tax treaty or arrangement. Circular 698 applies to all transactions conducted on or after January 1, 2008.

As such, included in the income tax expense for the year ended December 31, 2011 was an amount of $5,363 on the Sale of Honesty Group. The amount remained unpaid as of the date of this Annual Report. The Company has already submitted relevant documents to the PRC tax bureau regarding the Sales of Honesty Group.

(b)	There were no other material items affecting the effective income tax for the years ended December 31, 2013, 2012 and 2011 except for (i) the expense incurred by holding company incorporated in the Cayman Islands where there is no tax. The 1.7%, 11.0% and 0.5% for the years ended December 31, 2013, 2012 and 2011 included losses incurred by SGOCO and Honesty Group of approximately $0.4 million, $2.8 million and $1.1 million, respectively; and (ii) the valuation allowance on loss incurred by the PRC entities.

Schedule of Deferred Tax Assets

Significant components of deferred income tax assets and liabilities are as follows:

	December 31,
	2013	2012
Deferred income tax assets:
Net operating loss carry-forward	$465	$203
Less: Valuation allowance	(465)	(203)
	$-	$-

	December 31,
	2013	2012
Deferred income tax liabilities:
Unrealized exchange gain	$319	$-
	$319	$-